RESTATEMENT (Details Narrative) (USD $)	12 Months Ended	115 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Notes to Financial Statements
Vested stock option expense	$ 167,880
Decrease to general and administrative expense representing the fair value of the unvested option	167,880
Decrease to additional paid-in capital	167,880
Previously reported amount	16,015,484
Deficit accumulated during the development stag	(12,873,729)
Decrease in administrative expense		167,880
Net loss	167,880
Previously reported amount of net loss	$ (3,428,105)
Loss per share is to decrease the loss from a previously reported amount	$ 0.25
Revised net loss per share	$ (0.24)